Operating Segments (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	₪ 238,845	₪ 355,553	₪ 388,684
One customer [member]
IfrsStatementLineItems [Line Items]
Revenue	₪ 12,000	₪ 42,000	₪ 41,000